UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 10,660	$ 3,964
Prepayments and other receivables	361	788
Trade accounts receivable	328	1,024
Due from related parties (Note 5)	$ 1,833	$ 1,078
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 260	$ 194
Total current assets	13,442	7,048
FIXED ASSETS:
Vessels, net (Note 4)	104,100	106,189
Advances for vessels under construction (Note 4)	31,361	0
Total fixed assets	135,461	106,189
OTHER NON-CURRENT ASSETS:
Advances for asset acquisitions to related party (Notes 1 and 5)	0	19,500
Deferred charges-related party (Notes 1 and 4)	0	432
Restricted cash	900	900
Total non-current assets	900	20,832
Total assets	149,803	134,069
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	4,347	4,345
Accounts payable	3,828	2,835
Accrued liabilities	1,633	736
Unearned revenue	2,031	2,088
Total current liabilities	11,839	10,004
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	81,420	77,937
Accrued Interest- non-current (Note 7)	84	0
Unearned revenue, non-current	1,104	330
Total non-current liabilities	82,608	78,267
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	94,447	88,271
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 0 and 4,236 issued and outstanding at December 31, 2025, and June 30, 2026 (Note 11)	4,871	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D Shares were outstanding at December 31, 2025 and June 30, 2026 respectively	1	1
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 1,542 and 605,012 shares issued and outstanding at December 31, 2025 and June 30, 2026 respectively (Note 9)	6	0
Additional paid-in capital	20,415	14,036
Accumulated Other Comprehensive Income	238	0
Retained earnings	29,825	31,761
Total Stockholders' equity	50,485	45,798
Total liabilities and equity	$ 149,803	$ 134,069